Basis of Presentation of the Consolidated Financial Statements - Collective Bargaining Agreement and Collective Redundancies Plan (Details) € in Millions			12 Months Ended
	Dec. 28, 2023 worker model	Dec. 28, 2023 yr worker	Dec. 31, 2023 EUR (€)
Corporate information and statement of IFRS compliance [abstract]
Number of workers | worker	3,420	3,420
Minimum age of employees (in years)	56	56
Minimum seniority of employees (in years) | yr		15
Expense of restructuring activities | €			€ 1,320